ADDITIONAL INFORMATION OF THE PARENT COMPANY - Notes to Schedule I (Details)	Dec. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Exchange rate used for translations of balances	6.9931
Parent company | Reportable legal entities
Condensed Balance Sheet Statements, Captions [Line Items]
Exchange rate used for translations of balances	6.9931